SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of the Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful accounts, balance at beginning of year	$ (136)	$ (261)
Allowance for doubtful accounts, charges to expense/(recovery)	71	(58)
Allowance for doubtful accounts, deductions	56	183
Allowance for doubtful accounts, balance at end of year	$ (9)	$ (136)